CONSOLIDAITNG FINANCIAL STATEMENTS OF PBF LOGISTICS BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 64,221	$ 18,678	$ 14,165	$ 75
Marketable securities - current	40,024	0
Accounts receivable - affiliates	37,863	23,949
Accounts receivable	4,294	0
Prepaid expenses and other current assets	1,657	469
Due from related parties	0	0
Total current assets	148,059	43,096
Property, plant and equipment, net	608,802	148,435
Investment in subsidiaries	0	0
Marketable securities	0	234,258
Total assets	756,861	425,789
Current liabilities:
Accounts payable - affiliates	7,631	3,438
Accounts payable and accrued liabilities	20,871	8,004
Current portion of long-term debt	39,664	0
Deferred Revenue, Noncurrent	952
Due to Affiliate	0	0
Total current liabilities	69,118	11,442
Long-term debt	532,011	599,635
Other long-term liabilities	3,161	0
Total liabilities	604,290	611,077
Net investment - Predecessor	6,231	387
Commitments and contingencies (Note 9)
Partners Equity	(27,311)	(185,288)
Noncontrolling interest	179,882	0
Total equity	152,571	(185,288)	(104,548)	98,636
Total liabilities and equity	756,861	425,789
Subsidiary Issuer [Member]
Current assets:
Cash and cash equivalents		18,678	14,165	0
Accounts receivable - affiliates		0
Prepaid expenses and other current assets		290
Due from related parties		1,287
Total current assets		20,255
Property, plant and equipment, net		0
Investment in subsidiaries		292,411
Marketable securities		234,258
Total assets		546,924
Current liabilities:
Accounts payable - affiliates		574
Accounts payable and accrued liabilities		5,017
Due to Affiliate		127,373
Total current liabilities		132,964
Long-term debt		599,635
Total liabilities		732,599
Net investment - Predecessor		0
Partners Equity		(185,675)
Total liabilities and equity		546,924
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents		0	0	75
Accounts receivable - affiliates		23,949
Prepaid expenses and other current assets		179
Due from related parties		127,373
Total current assets		151,501
Property, plant and equipment, net		148,435
Investment in subsidiaries		0
Marketable securities		0
Total assets		299,936
Current liabilities:
Accounts payable - affiliates		2,864
Accounts payable and accrued liabilities		2,987
Due to Affiliate		1,287
Total current liabilities		7,138
Long-term debt		0
Total liabilities		7,138
Net investment - Predecessor		292,798
Partners Equity		292,798
Total liabilities and equity		299,936
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents		0	0	0
Accounts receivable - affiliates		0
Prepaid expenses and other current assets		0
Due from related parties		0
Total current assets		0
Property, plant and equipment, net		0
Investment in subsidiaries		0
Marketable securities		0
Total assets		0
Current liabilities:
Accounts payable - affiliates		0
Accounts payable and accrued liabilities		0
Due to Affiliate		0
Total current liabilities		0
Long-term debt		0
Total liabilities		0
Net investment - Predecessor		0
Partners Equity		0
Total liabilities and equity		0
Common Units [Member] | Limited Partner, Public [Member]
Current liabilities:
Partners Equity	434,456	340,317
Total equity	434,456	340,317	336,369	0
Common Units [Member] | Limited Partner, Public [Member] | Subsidiary Issuer [Member]
Current liabilities:
Partners Equity		340,317
Common Units [Member] | Limited Partner, Public [Member] | Guarantor Subsidiaries [Member]
Current liabilities:
Partners Equity		0
Common Units [Member] | Limited Partner, Public [Member] | Non-Guarantor Subsidiaries [Member]
Current liabilities:
Partners Equity		0
Common Units [Member] | Limited Partner, Affiliate [Member]
Current liabilities:
Partners Equity	(193,181)	(248,363)
Total equity	(193,181)	(248,363)	(167,787)	0
Common Units [Member] | Limited Partner, Affiliate [Member] | Subsidiary Issuer [Member]
Current liabilities:
Partners Equity		(248,363)
Common Units [Member] | Limited Partner, Affiliate [Member] | Guarantor Subsidiaries [Member]
Current liabilities:
Partners Equity		0
Common Units [Member] | Limited Partner, Affiliate [Member] | Non-Guarantor Subsidiaries [Member]
Current liabilities:
Partners Equity		0
Subordinated Units [Member]
Current liabilities:
Partners Equity	(276,083)	(277,094)
Subordinated Units [Member] | Subsidiary Issuer [Member]
Current liabilities:
Partners Equity		(277,094)
Subordinated Units [Member] | Guarantor Subsidiaries [Member]
Current liabilities:
Partners Equity		0
Subordinated Units [Member] | Non-Guarantor Subsidiaries [Member]
Current liabilities:
Partners Equity		0
Subordinated Units [Member] | Limited Partner, Affiliate [Member]
Current liabilities:
Total equity	(276,083)	(277,094)	(288,875)	0
Incentive Distribution Rights [Member]
Current liabilities:
Partners Equity	1,266	(535)
Total equity	1,266	(535)	0	0
Incentive Distribution Rights [Member] | Subsidiary Issuer [Member]
Current liabilities:
Partners Equity		(535)
Incentive Distribution Rights [Member] | PBF LLC [Member]
Current liabilities:
Partners Equity	1,266
Incentive Distribution Rights [Member] | Guarantor Subsidiaries [Member]
Current liabilities:
Partners Equity		0
Incentive Distribution Rights [Member] | Non-Guarantor Subsidiaries [Member]
Current liabilities:
Partners Equity		0
Operating Segments [Member] | Subsidiary Issuer [Member]
Current assets:
Cash and cash equivalents	52,133	18,678
Marketable securities - current	40,024
Accounts receivable - affiliates	125
Accounts receivable	0
Prepaid expenses and other current assets	306
Due from related parties	5,168
Total current assets	97,756
Property, plant and equipment, net	0
Investment in subsidiaries	694,636
Total assets	792,392
Current liabilities:
Accounts payable - affiliates	1,670
Accounts payable and accrued liabilities	5,719
Current portion of long-term debt	39,664
Deferred Revenue, Noncurrent	0
Due to Affiliate	246,870
Total current liabilities	293,923
Long-term debt	532,011
Other long-term liabilities	0
Total liabilities	825,934
Net investment - Predecessor	0
Partners Equity	(33,542)
Noncontrolling interest	0
Total equity	(33,542)
Total liabilities and equity	792,392
Operating Segments [Member] | Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	12,088	0
Marketable securities - current	0
Accounts receivable - affiliates	37,738
Accounts receivable	4,294
Prepaid expenses and other current assets	1,351
Due from related parties	246,870
Total current assets	302,341
Property, plant and equipment, net	608,802
Investment in subsidiaries	0
Total assets	911,143
Current liabilities:
Accounts payable - affiliates	5,961
Accounts payable and accrued liabilities	15,152
Current portion of long-term debt	0
Deferred Revenue, Noncurrent	952
Due to Affiliate	5,168
Total current liabilities	27,233
Long-term debt	0
Other long-term liabilities	3,161
Total liabilities	30,394
Net investment - Predecessor	700,867
Partners Equity	700,867
Noncontrolling interest	179,882
Total equity	880,749
Total liabilities and equity	911,143
Operating Segments [Member] | Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	0	0
Marketable securities - current	0
Accounts receivable - affiliates	0
Accounts receivable	0
Prepaid expenses and other current assets	0
Due from related parties	0
Total current assets	0
Property, plant and equipment, net	0
Investment in subsidiaries	0
Total assets	0
Current liabilities:
Accounts payable - affiliates	0
Accounts payable and accrued liabilities	0
Current portion of long-term debt	0
Deferred Revenue, Noncurrent	0
Due to Affiliate	0
Total current liabilities	0
Long-term debt	0
Other long-term liabilities	0
Total liabilities	0
Net investment - Predecessor	0
Partners Equity	0
Noncontrolling interest	0
Total equity	0
Total liabilities and equity	0
Operating Segments [Member] | Common Units [Member] | Limited Partner, Public [Member] | Subsidiary Issuer [Member]
Current liabilities:
Partners Equity	434,456
Operating Segments [Member] | Common Units [Member] | Limited Partner, Public [Member] | Guarantor Subsidiaries [Member]
Current liabilities:
Partners Equity	0
Operating Segments [Member] | Common Units [Member] | Limited Partner, Public [Member] | Non-Guarantor Subsidiaries [Member]
Current liabilities:
Partners Equity	0
Operating Segments [Member] | Common Units [Member] | Limited Partner, Affiliate [Member] | Subsidiary Issuer [Member]
Current liabilities:
Partners Equity	(193,181)
Operating Segments [Member] | Common Units [Member] | Limited Partner, Affiliate [Member] | Guarantor Subsidiaries [Member]
Current liabilities:
Partners Equity	0
Operating Segments [Member] | Common Units [Member] | Limited Partner, Affiliate [Member] | Non-Guarantor Subsidiaries [Member]
Current liabilities:
Partners Equity	0
Operating Segments [Member] | Subordinated Units [Member] | Subsidiary Issuer [Member]
Current liabilities:
Partners Equity	(276,083)
Operating Segments [Member] | Subordinated Units [Member] | Guarantor Subsidiaries [Member]
Current liabilities:
Partners Equity	0
Operating Segments [Member] | Subordinated Units [Member] | Non-Guarantor Subsidiaries [Member]
Current liabilities:
Partners Equity	0
Operating Segments [Member] | Incentive Distribution Rights [Member] | Subsidiary Issuer [Member]
Current liabilities:
Partners Equity	1,266
Operating Segments [Member] | Incentive Distribution Rights [Member] | Guarantor Subsidiaries [Member]
Current liabilities:
Partners Equity	0
Operating Segments [Member] | Incentive Distribution Rights [Member] | Non-Guarantor Subsidiaries [Member]
Current liabilities:
Partners Equity	0
Consolidation, Eliminations [Member]
Current assets:
Cash and cash equivalents	0	0	$ 0	$ 0
Marketable securities - current	0
Accounts receivable - affiliates	0	0
Accounts receivable	0
Prepaid expenses and other current assets	0	0
Due from related parties	(252,038)	(128,660)
Total current assets	(252,038)	(128,660)
Property, plant and equipment, net	0	0
Investment in subsidiaries	(694,636)	(292,411)
Marketable securities		0
Total assets	(946,674)	(421,071)
Current liabilities:
Accounts payable - affiliates	0	0
Accounts payable and accrued liabilities	0	0
Current portion of long-term debt	0
Deferred Revenue, Noncurrent	0
Due to Affiliate	(252,038)	(128,660)
Total current liabilities	(252,038)	(128,660)
Long-term debt	0	0
Other long-term liabilities	0
Total liabilities	(252,038)	(128,660)
Net investment - Predecessor	(694,636)	(292,411)
Partners Equity	(694,636)	(292,411)
Noncontrolling interest	0
Total equity	(694,636)
Total liabilities and equity	(946,674)	(421,071)
Consolidation, Eliminations [Member] | Common Units [Member] | Limited Partner, Public [Member]
Current liabilities:
Partners Equity	0	0
Consolidation, Eliminations [Member] | Common Units [Member] | Limited Partner, Affiliate [Member]
Current liabilities:
Partners Equity	0	0
Consolidation, Eliminations [Member] | Subordinated Units [Member]
Current liabilities:
Partners Equity	0	0
Consolidation, Eliminations [Member] | Incentive Distribution Rights [Member]
Current liabilities:
Partners Equity	$ 0	$ 0